SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies) - EBP 002 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting The financial statements of the Plan are prepared using the accrual method of accounting.
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosures of contingent assets and liabilities. Actual results could differ from those estimates, particularly given the economic disruptions and uncertainties associated with the current economy, and such differences, may be significant.

Notes Receivable from Participants

Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Related fees are recorded as administrative expenses and are expensed when they are incurred. If a participant ceases to make loan repayments and the Plan Administrator deems the participant loan to be in default, the participant loan balance is reduced and a benefit payment is recorded based upon the terms of the Plan Document.

Investment Valuation and Income Recognition

Investment Valuation and Income Recognition

The Plan’s investments are stated at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 3 for discussion of fair value measurements.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation includes the Plan’s gains on investments bought and sold as well as held during the year. All investments are participant-directed.

Investment Fees

Investment Fees

Net investment returns are reported in the net appreciation in fair value of investments and reflect certain fees paid by the various investment funds to their affiliated investment advisors, transfer agents, and others as further described in each fund prospectus or other published documents. These fees are deducted prior to allocation of the Plan’s investment earnings activity and thus not separately identifiable as an expense.

Payment of Benefits	Payment of Benefits Benefits are recorded when paid.
Plan Expenses

Plan Expenses

The Plan Document states that at the discretion of the Plan’s sponsor, any administrative expenses can be paid by either the Plan or the Plan’s sponsor. For the years ended December 31, 2025 and 2024, administrative expenses totaling $62,547 and $59,096, respectively, were paid for by the Plan.